Finance income and expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Finance income and expense
Finance expense	$ 485	$ 649	[1]	$ 594	[1]
Net finance expense	485	649		594
Before exceptional items
Finance income and expense
Senior secured and senior notes	421	431		460
Other interest expense	24	6		7
Term loan		5		30
Interest expense	445	442		497
Net pension interest cost	21	24		28
Foreign currency translation losses/(gains)	7	24		(23)
(Gain)/Loss on derivative financial instruments	(10)	28
Other finance income		(1)		(5)
Finance expense	463	517	[1]	497	[1]
Before exceptional items - finance income
Finance income and expense
Finance expense	485	649		682
Exceptional items
Finance income and expense
Finance expense	22	132	[1]	97	[1]
Exceptional items - finance expense
Finance income and expense
(Gain)/Loss on derivative financial instruments	6	15		11
Finance expense	$ 22	$ 132		185
Exceptional items - finance income
Finance income and expense
Exceptional finance income				$ (88)

[1]	The consolidated income statements for the years ended December 31, 2017 and 2016 have been re-presented to reflect the Group’s change in presentation currency from euro to U.S. dollar on January 1, 2018 as described in Notes 2 and 29 to these consolidated financial statements.